Stock Options and Warrants (Details)	2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013
Expected volatility	77.00%		73.50%
Dividend yield	0.00%		0.00%
Risk-free interest rate	0.33%		1.26%
Expected life (in years)	5 years		6 years 7 months 21 days